UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    -----------

              First Trust/Aberdeen Global Opportunity Income Fund
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2014
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED           STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON          MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES - 107.4%

                 ARGENTINA - 2.6%
      4,940,000  Argentina Bonar Bonds (USD) .............      7.00%          04/17/17      $   4,275,822
      2,700,000  Argentina Bonar Bonds (USD) .............      8.75%          05/07/24          2,354,545
                                                                                             -------------
                                                                                                 6,630,367
                                                                                             -------------

                 ARMENIA - 1.5%
      3,450,000  Republic of Armenia (USD) (b)............      6.00%          09/30/20          3,588,000
        250,000  Republic of Armenia (USD) ...............      6.00%          09/30/20            260,000
                                                                                             -------------
                                                                                                 3,848,000
                                                                                             -------------
                 AUSTRALIA - 3.9%
      9,800,000  Treasury Corp. of Victoria (AUD) ........      6.00%          10/17/22          9,977,772
                                                                                             -------------
                 BAHRAIN - 0.4%
      1,050,000  Bahrain Government International
                    Bond (USD) (b) .......................      6.00%          09/19/44          1,060,500
                                                                                             -------------

                 BELGIUM - 2.5%
      4,135,000  Belgium Government Bond (EUR) (b)........      4.25%          09/28/21          6,499,486
                                                                                             -------------
                 BRAZIL - 9.3%
      2,868,192  Brazil Notas do Tesouro Nacional, Series
                    B, Inflation Adjusted (BRL) (c) ......      6.00%          08/15/20          1,167,539
     31,364,000  Brazil Notas do Tesouro Nacional, Series
                    F (BRL) ..............................     10.00%          01/01/17         12,286,398
      3,200,000  Brazil Notas do Tesouro Nacional, Series
                    F (BRL) ..............................     10.00%          01/01/23          1,164,553
     26,700,000  Brazil Notas do Tesouro Nacional, Series
                    F (BRL) ..............................     10.00%          01/01/25          9,515,305
                                                                                             -------------
                                                                                                24,133,795
                                                                                             -------------

                 CANADA - 10.5%
      5,000,000  Canadian Government Bond (CAD) ..........      8.00%          06/01/23          6,586,008
     15,000,000  Province of Manitoba, Canada (NZD) ......      6.38%          09/01/15         11,934,807
     10,965,000  Province of Ontario, Canada (NZD) .......      6.25%          06/16/15          8,695,489
                                                                                             -------------
                                                                                                27,216,304
                                                                                             -------------

                 COLOMBIA - 3.3%
  3,122,000,000  Colombia Government International Bond
                    (COP) ................................      7.75%          04/14/21          1,681,259
  1,440,000,000  Colombia Government International Bond
                    (COP) ................................      4.38%          03/21/23            616,179
 10,080,000,000  Colombia Government International Bond
                    (COP) ................................      9.85%          06/28/27          6,304,869
                                                                                             -------------
                                                                                                 8,602,307
                                                                                             -------------

                 COSTA RICA - 0.4%
      1,200,000  Costa Rica Government International Bond
                    (USD) ................................      4.25%          01/26/23          1,113,000
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED           STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON          MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 CROATIA - 2.2%
      4,520,000  Croatia Government International Bond
                    (USD) ................................      6.63%           07/14/20     $   4,994,600
        749,000  Croatia Government International Bond
                    (USD) ................................      6.00%           01/26/24           802,366
                                                                                             -------------
                                                                                                 5,796,966
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.6%
        700,000  Dominican Republic International Bond
                    (USD) ................................      7.50%          05/06/21            791,000
        800,000  Dominican Republic International Bond
                    (USD) (b) ............................      7.45%          04/30/44            864,000
                                                                                             -------------
                                                                                                 1,655,000
                                                                                             -------------

                 GEORGIA - 0.5%
      1,300,000  Georgian Oil and Gas Corp. JSC (USD)
                    (b) ..................................      6.88%          05/16/17          1,374,555
                                                                                             -------------

                 GERMANY - 1.0%
      2,930,000  KfW (CAD) ...............................      4.95%          10/14/14          2,619,147
                                                                                             -------------

                 GHANA - 0.5%
      1,300,000  Republic of Ghana (USD) (b)..............      8.13%          01/18/26          1,306,500
                                                                                             -------------

                 HONDURAS - 1.0%
      2,360,000  Honduras Government International Bond
                    (USD) (b)                                   7.50%          03/15/24          2,548,800
                                                                                             -------------

                 HUNGARY - 0.9%
    539,930,000  Hungary Government Bond (HUF) ...........      5.50%          06/24/25          2,353,555
                                                                                             -------------

                 INDONESIA - 3.3%
      1,750,000  Indonesia Government International Bond
                    (USD) (b) ............................      5.88%          01/15/24          1,933,750
 17,100,000,000  Indonesia Treasury Bond (IDR) ...........     10.00%          07/15/17          1,477,093
 16,000,000,000  Indonesia Treasury Bond (IDR) ...........      7.00%          05/15/27          1,142,127
  8,500,000,000  Indonesia Treasury Bond (IDR) ...........      6.13%          05/15/28            562,098
 18,670,000,000  Indonesia Treasury Bond (IDR) ...........     10.50%          08/15/30          1,759,664
 19,570,000,000  Indonesia Treasury Bond (IDR) ...........      8.38%          03/15/34          1,521,544
                                                                                             -------------
                                                                                                 8,396,276
                                                                                             -------------

                 IRAQ - 0.4%
      1,060,000  Republic of Iraq (USD) ..................      5.80%          01/15/28            956,650
                                                                                             -------------

                 ITALY - 8.5%
      4,650,000  Italy Buoni Poliennali Del Tesoro
                    (EUR) ................................      9.00%          11/01/23          9,245,027
      6,800,000  Italy Buoni Poliennali Del Tesoro
                    (EUR) ................................      7.25%          11/01/26         12,729,354
                                                                                             -------------
                                                                                                21,974,381
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED           STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON          MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 IVORY COAST - 0.3%
        850,000  Ivory Coast Government International
                    Bond (USD) ...........................      5.75%          12/31/32      $     814,938
                                                                                             -------------

                 MEXICO - 5.9%
     29,400,000  Mexican Bonos (MXN) .....................      6.50%          06/09/22          2,271,714
     13,850,000  Mexican Bonos (MXN) .....................     10.00%          11/20/36          1,396,944
     99,840,000  Mexican Bonos (MXN) .....................      8.50%          11/18/38          8,818,606
     21,717,856  Mexican Udibonos, Inflation Adjusted
                    Bond (MXN) (c) .......................      4.50%          11/22/35          1,555,367
        940,000  Mexico Government International Bond
                    (USD) ................................      6.05%          01/11/40          1,113,900
                                                                                             -------------
                                                                                                15,156,531
                                                                                             -------------
                 MONGOLIA - 1.5%
      2,490,000  Development Bank of Mongolia LLC
                    (USD) ................................      5.75%          03/21/17          2,465,100
      1,500,000  Mongolia Government International Bond
                    (USD) ................................      5.13%          12/05/22          1,342,500
                                                                                             -------------
                                                                                                 3,807,600
                                                                                             -------------

                 NEW ZEALAND - 6.0%
     18,630,000  New Zealand Government Bond (NZD) .......      6.00%          12/15/17         15,461,826
                                                                                             -------------
                 NIGERIA - 1.8%
    698,000,000  Nigeria Government Bond (NGN) ...........     15.10%          04/27/17          4,560,323
                                                                                             -------------

                 PERU - 1.6%
     11,325,000  Peruvian Government International Bond
                    (PEN) ................................      6.95%          08/12/31          4,079,195
                                                                                             -------------

                 POLAND - 1.2%
      6,320,000  Poland Government Bond (PLN) ............      4.00%          10/25/23          2,062,194
      2,980,000  Poland Government Bond (PLN) ............      5.75%          04/25/29          1,159,847
                                                                                             -------------
                                                                                                 3,222,041
                                                                                             -------------

                 PORTUGAL - 3.6%
      6,150,000  Portugal Obrigacoes do Tesouro OT
                    (EUR) (b) ............................      5.65%          02/15/24          9,345,424
                                                                                             -------------

                 ROMANIA - 1.7%
      2,680,000  Romanian Government International Bond
                    (USD) ................................      6.75%          02/07/22          3,179,150
      1,030,000  Romanian Government International Bond
                    (USD) (b) ............................      6.13%          01/22/44          1,186,136
                                                                                             -------------
                                                                                                 4,365,286
                                                                                             -------------

                 RUSSIA - 5.2%
    458,620,000  Russian Federal Bond - OFZ (RUB) ........      7.50%          03/15/18         11,032,315
    107,140,000  Russian Federal Bond - OFZ (RUB) ........      7.05%          01/19/28          2,267,485
                                                                                             -------------
                                                                                                13,299,800
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED           STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON          MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 RWANDA - 0.8%
        510,000  Rwanda International Government Bond
                    (USD) (b) ............................      6.63%          05/02/23      $     531,675
      1,440,000  Rwanda International Government Bond
                    (USD) ................................      6.63%          05/02/23          1,501,200
                                                                                             -------------
                                                                                                 2,032,875
                                                                                             -------------

                 SENEGAL - 0.9%
        870,000  Senegal Government International Bond
                    (USD) ................................      8.75%          05/13/21          1,017,900
      1,360,000  Senegal Government International Bond
                    (USD) (b) ............................      6.25%          07/30/24          1,363,400
                                                                                             -------------
                                                                                                 2,381,300
                                                                                             -------------

                 SERBIA - 2.7%
      1,520,000  Republic of Serbia (USD) ................      5.25%          11/21/17          1,569,400
    122,500,000  Serbia Treasury Bills (RSD) .............       (d)           01/29/15          1,290,382
    229,400,000  Serbia Treasury Bills (RSD) .............       (d)           02/26/15          2,403,190
    160,000,000  Serbia Treasury Bonds (RSD) .............     10.00%          01/10/15          1,736,644
                                                                                             -------------
                                                                                                 6,999,616
                                                                                             -------------

                 SOUTH AFRICA - 4.7%
      1,800,000  Eskom Holdings SOC Ltd. (USD) ...........      6.75%          08/06/23          1,896,750
        680,000  Eskom Holdings SOC Ltd. (USD) (b)........      6.75%          08/06/23            716,550
     54,930,000  South Africa Government Bond (ZAR) ......     10.50%          12/21/26          5,672,078
     46,500,000  South Africa Government Bond (ZAR) ......      8.00%          01/31/30          3,872,613
                                                                                             -------------
                                                                                                12,157,991
                                                                                             -------------

                 SPAIN - 2.1%
      3,300,000  Spain Government Bond (EUR) (b)..........      5.15%          10/31/44          5,440,146
                                                                                             -------------

                 TANZANIA - 1.1%
      2,600,000  Tanzania Government International Bond
                    (USD) (e) ............................      6.33%          03/09/20          2,814,500
                                                                                             -------------

                 TURKEY - 4.9%
     16,100,000  Turkey Government Bond (TRY) ............      9.00%          01/27/16          7,024,368
      6,600,000  Turkey Government Bond (TRY) ............      6.30%          02/14/18          2,640,377
      4,807,243  Turkey Government Bond, Inflation
                    Adjusted Bond (TRY) (c) ..............      3.00%          02/23/22          1,954,503
      1,000,000  Turkey Government International Bond
                    (USD) ................................      6.25%          09/26/22          1,102,500
                                                                                             -------------
                                                                                                12,721,748
                                                                                             -------------

                 UNITED ARAB EMIRATES - 1.4%
      2,840,000  Emirate of Dubai Government
                    International Bonds (USD) ............      7.75%          10/05/20          3,550,000
                                                                                             -------------

                 UNITED KINGDOM - 1.7%
      2,170,000  United Kingdom Gilt (GBP) ...............      4.25%          12/07/49          4,458,226
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED           STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON          MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 URUGUAY - 2.1%
        655,000  Uruguay Government International Bond
                    (USD) ................................      7.63%          03/21/36      $     872,788
     97,444,957  Uruguay Government International Bond,
                    Inflation Adjusted Bond (UYU) (c).....      5.00%          09/14/18          4,239,131
      6,445,991  Uruguay Government International Bond,
                    Inflation Adjusted Bond (UYU) (c) ....      4.25%          04/05/27            285,429
                                                                                             -------------
                                                                                                 5,397,348
                                                                                             -------------

                 VENEZUELA - 2.5%
      7,560,000  Venezuela Government International Bond
                    (USD) ................................     12.75%          08/23/22          6,331,500
                                                                                             -------------

                 ZAMBIA - 0.4%
      1,010,000  Zambia Government International Bond
                    (USD) (b) ............................      8.50%          04/14/24          1,149,506
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES...................................    277,611,081
                 (Cost $286,652,896)                                                         -------------

FOREIGN CORPORATE BONDS AND NOTES (f) - 24.7%

                 BANGLADESH - 0.4%
      1,000,000  Banglalink Digital Communications Ltd.
                    (USD) (b) ............................      8.63%          05/06/19          1,057,500
                                                                                             -------------

                 BRAZIL - 1.6%
      1,200,000  CIMPOR Financial Operations BV (USD)
                    (b) ..................................      5.75%          07/17/24          1,164,000
      1,030,000  JBS Investments GmbH (USD) (b)...........      7.75%          10/28/20          1,099,525
      1,550,000  OAS Finance Ltd. (USD) (b) (g)...........      8.88%             (h)            1,470,020
        460,000  OAS Investments GmbH (USD) (b)...........      8.25%          10/19/19            452,507
                                                                                             -------------
                                                                                                 4,186,052
                                                                                             -------------

                 CANADA - 0.8%
      2,350,000  Uranium One Investments, Inc. (USD)
                    (b) ..................................      6.25%          12/13/18          2,185,500
                                                                                             -------------

                 CHILE - 0.5%
      1,240,000  SACI Falabella (USD) ....................      3.75%          04/30/23          1,197,846
                                                                                             -------------

                 CHINA - 0.2%
        550,000  CIFI Holdings Group Co., Ltd. (USD) .....      12.25%         04/15/18            617,375
                                                                                             -------------

                 COLOMBIA - 0.4%
      1,000,000  Pacific Rubiales Energy Corp. (USD)
                    (b) ..................................      5.38%          01/26/19          1,017,500
                                                                                             -------------

                 DOMINICAN REPUBLIC - 0.6%
      1,350,000  AES Andres Dominicana, Ltd. / Itabo
                    Dominicana, Ltd. (USD) ...............      9.50%          11/12/20          1,449,563
                                                                                             -------------

                 EL SALVADOR - 0.4%
        921,000  Telemovil Finance Co., Ltd. (USD) .......      8.00%          10/01/17            949,781
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED           STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON          MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (f) (CONTINUED)

                 GUATEMALA - 0.9%
        580,000  Comcel Trust (USD) (b)...................      6.88%          02/06/24      $     613,350
      1,550,000  Industrial Subordinated Trust (USD) .....      8.25%          07/27/21          1,681,750
                                                                                             -------------
                                                                                                 2,295,100
                                                                                             -------------

                 HONG KONG - 0.2%
        500,000  MIE Holdings Corp. (USD) (b).............      7.50%          04/25/19            511,250
                                                                                             -------------

                 INDIA - 0.2%
        600,000  Bharti Airtel International Netherlands
                    B.V. (USD) (b) .......................      5.13%          03/11/23            633,816
                                                                                             -------------

                 INDONESIA - 0.9%
      1,600,000  Pertamina Persero PT (USD) (b)...........      4.30%          05/20/23          1,524,000
        822,000  Pertamina Persero PT (USD) ..............      6.00%          05/03/42            789,120
                                                                                             -------------
                                                                                                 2,313,120
                                                                                             -------------

                 KAZAKHSTAN - 1.5%
      1,000,000  Kazakhstan Temir Zholy Finance B.V.
                    (USD) (b) ............................      6.95%          07/10/42          1,085,540
      1,350,000  KazMunayGas National Co JSC (USD) .......      5.75%          04/30/43          1,270,620
      1,500,000  Zhaikmunai LLP (USD) (b).................      7.13%          11/13/19          1,578,750
                                                                                             -------------
                                                                                                 3,934,910
                                                                                             -------------

                 MEXICO - 2.6%
        600,000  Alfa SAB de CV (USD) (b).................      5.25%          03/25/24            641,400
      1,400,000  BBVA Bancomer S.A. (USD) (b).............      6.75%          09/30/22          1,571,500
        850,000  CEMEX Espana S.A. (USD) .................      9.88%          04/30/19            947,750
        460,000  Cemex Finance, LLC (USD) (b).............      9.38%          10/12/22            520,950
      2,400,000  Offshore Drilling Holding S.A.
                    (USD) (b) ............................      8.63%          09/20/20          2,550,000
        400,000  Petroleos Mexicanos (USD) (b)............      6.38%          01/23/45            453,320
                                                                                             -------------
                                                                                                 6,684,920
                                                                                             -------------

                 MOZAMBIQUE - 1.0%
      2,550,000  EMATUM Via Mozambique EMATUM Finance 2020
                    BV (USD) .............................      6.31%          09/11/20          2,572,440
                                                                                             -------------

                 MULTINATIONAL - 6.2%
     17,600,000  Asian Development Bank (AUD) ............      5.50%          02/15/16         15,957,661
                                                                                             -------------

                 NIGERIA - 0.7%
      1,200,000  Diamond Bank PLC (USD) (b)...............      8.75%          05/21/19          1,194,000
        650,000  Zenith Bank PLC (USD) (b)................      6.25%          04/22/19            652,437
                                                                                             -------------
                                                                                                 1,846,437
                                                                                             -------------

                 PARAGUAY - 0.8%
      1,900,000  Banco Regional SAECA (USD) (b)...........      8.13%          01/24/19          2,090,000
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                      STATED           STATED          VALUE
   CURRENCY)                    DESCRIPTION                     COUPON          MATURITY     (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (f) (CONTINUED)

                 RUSSIA - 1.3%
      1,150,000  Alfa Bank OJSC Via Alfa Bond Issuance
                    PLC (USD) ............................      7.75%          04/28/21      $   1,161,615
        950,000  Evraz Group S.A. (USD) (b)...............      6.50%          04/22/20            877,629
      1,350,000  Vimpel Communications Via VIP Finance
                    Ireland Ltd., OJS (USD) ..............      7.75%          02/02/21          1,397,250
                                                                                             -------------
                                                                                                 3,436,494
                                                                                             -------------

                 TURKEY - 0.6%
        750,000  Arcelik AS (USD) (b).....................      5.00%          04/03/23            708,750
        810,000  Yasar Holdings S.A. via Willow No. 2
                    (USD) ................................      9.63%          10/07/15            830,088
                                                                                             -------------
                                                                                                 1,538,838
                                                                                             -------------

                 UKRAINE - 0.5%
      1,400,000  MHP S.A. (USD) ..........................      8.25%          04/02/20          1,200,780
                                                                                             -------------

                 UNITED ARAB EMIRATES - 1.0%
      2,270,000  Jafz Sukuk Ltd. (USD) ...................      7.00%          06/19/19          2,612,316
                                                                                             -------------

                 UNITED KINGDOM - 0.2%
        410,000  Tullow Oil PLC (USD) (b).................      6.00%          11/01/20            412,050
                                                                                             -------------

                 VENEZUELA - 1.2%
      3,870,000  Petroleos de Venezuela S.A. (USD) .......      8.50%          11/02/17          3,057,300
                                                                                             -------------

                 TOTAL FOREIGN CORPORATE BONDS AND NOTES...................................     63,758,549
                 (Cost $60,138,360)                                                          -------------

                 TOTAL INVESTMENTS - 132.1%................................................    341,369,630
                 (Cost $346,791,256) (i)

                 OUTSTANDING LOANS - (37.9%)...............................................    (97,904,311)

                 NET OTHER ASSETS AND LIABILITIES - 5.8%...................................     14,873,968
                                                                                             -------------
                 NET ASSETS - 100.0%........................................................ $ 258,339,287
                                                                                             =============


--------------------------------------------------------------------------------

      (a) All of the securities within the Portfolio of Investments are available to serve as collateral for the outstanding loans.

      (b) This security, sold within the terms of a private placement memorandum, is exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Aberdeen Asset Management Inc., the Fund's investment sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2014, securities noted as such amounted to $64,973,722 or 25.15% of net assets.

      (c) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

      (d)   Zero coupon bond.

      (e) Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2014.

      (f) Portfolio securities are included in a country based upon their underlying credit exposure as determined by the Fund's investment sub-advisor.

      (g) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

      (h)   Perpetual maturity.

      (i) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,302,070 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,723,696.

--------------------------------------------------------------------------------
Currency Abbreviations:
        ARS     Argentine Peso
        AUD     Australian Dollar
        BRL     Brazilian Real
        CAD     Canadian Dollar
        COP     Colombian Peso
        EUR     Euro
        GBP     British Pound Sterling
        HUF     Hungarian Forint
        IDR     Indonesian Rupiah
        INR     Indian Rupee
        MXN     Mexican Peso
        NGN     Nigerian Naira
        NZD     New Zealand Dollar
        PEN     Peruvian New Sol
        PLN     Polish Zloty
        RSD     Serbian Dinar
        RUB     Russian Ruble
        TRY     Turkish Lira
        USD     United States Dollar
        UYU     Uruguayan Peso
        ZAR     South African Rand


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Foreign Sovereign Bonds and Notes*............  $   277,611,081  $          --  $   277,611,081  $           --
Foreign Corporate Bonds and Notes*............       63,758,549             --       63,758,549              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................      341,369,630             --      341,369,630              --
Forward Foreign Currency Contracts**..........        6,077,185             --        6,077,185              --
                                                ---------------  -------------  ---------------  --------------
Total.........................................  $   347,446,815  $          --  $   347,446,815  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2014        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (779,120) $          --  $      (779,120) $           --
                                                ================ ============== ===============  ==============


*  See the Portfolio of Investments for country breakout.
** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

                                                  % OF TOTAL         CURRENCY EXPOSURE           % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS         DIVERSIFICATION            INVESTMENTS +
--------------------------------------------------------------       ----------------------------------------
Sovereigns                                           69.7%           USD                                53.2%
Government Regional                                   9.0            EUR                                 9.8
Supranationals                                        4.7            BRL                                 4.8
Banks                                                 2.8            MXN                                 4.1
Exploration & Production                              2.2            RUB                                 3.9
Industrial Other                                      1.3            ZAR                                 2.9
Financial Services                                    1.2            AUD                                 2.7
Real Estate                                           0.9            COP                                 2.5
Integrated Oils                                       0.9            INR                                 2.1
Government Development Banks                          0.8            TRY                                 1.9
Government Agencies                                   0.8            CAD                                 1.9
Consumer Services                                     0.7            IDR                                 1.9
Wireless Telecommunications Services                  0.7            RSD                                 1.6
Food & Beverage                                       0.7            NGN                                 1.3
Wireline Telecommunications Services                  0.5            UYU                                 1.3
Chemicals                                             0.4            GBP                                 1.3
Construction Materials Manufacturing                  0.4            PLN                                 1.3
Power Generation                                      0.4            PEN                                 1.2
Pipeline                                              0.4            HUF                                 0.7
Department Stores                                     0.4            ARS                                 0.6
Consumer Finance                                      0.3            NZD                                (1.0)
Railroad                                              0.3            ----------------------------------------
Metals & Mining                                       0.3                                  Total       100.0%
Home Improvement                                      0.2                                             =======
--------------------------------------------------------------
                                            Total   100.0%
                                                   =======


+ The weightings include the impact of currency forwards.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)


                                                  % OF TOTAL
CREDIT QUALITY(1)                                 INVESTMENTS
--------------------------------------------------------------
AAA                                                     14.8%
AA+                                                      4.8
AA                                                       4.5
A                                                        5.1
A-                                                       1.6
BBB+                                                    22.1
BBB                                                      8.4
BBB-                                                     7.5
BB+                                                      6.2
BB                                                       3.8
BB-                                                      5.1
B+                                                       6.5
B                                                        6.0
CCC                                                      2.3
NR                                                       1.3
--------------------------------------------------------------
                                           Total       100.0%
                                                      =======

(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2014 (UNAUDITED)

                                       FORWARD FOREIGN CURRENCY CONTRACTS
                            ---------------------------------------------------------

                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF      UNREALIZED
SETTLEMENT                         AMOUNT               AMOUNT         SEPTEMBER 30,    SEPTEMBER 30,   APPRECIATION/
   DATE      COUNTERPARTY      PURCHASED (a)           SOLD (a)            2014             2014        (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  ---------------  --------------
 10/28/14        CIT        ARS       19,232,000  USD      2,214,393  $     2,179,140  $     2,214,393   $     (35,253)
 10/16/14        RBC        AUD        9,086,000  USD      8,260,809        7,945,682        8,260,809        (315,127)
 11/28/14        CIT        BRL        5,417,000  USD      2,318,326        2,176,879        2,318,326        (141,447)
 11/28/14        CIT        INR      432,480,000  USD      7,017,498        6,910,153        7,017,498        (107,345)
 10/16/14       HSBC        NZD          917,000  USD        800,767          714,647          800,767         (86,120)
 10/16/14        CIT        PLN        3,903,000  USD      1,195,103        1,177,847        1,195,103         (17,256)
 10/16/14        CIT        TRY          725,000  USD        334,594          317,037          334,594         (17,557)
 10/16/14        CIT        ZAR       28,112,000  USD      2,543,653        2,484,638        2,543,653         (59,015)
 10/16/14        BAR        USD       12,535,832  AUD     13,464,000       12,535,832       11,774,231         761,601
 10/16/14        CIT        USD       12,534,136  AUD     13,464,000       12,534,136       11,774,232         759,904
 11/28/14        JPM        USD       10,210,319  BRL     23,885,000       10,210,319        9,598,438         611,881
 10/16/14         DB        USD        2,667,842  CAD      2,850,000        2,667,842        2,543,697         124,145
 10/16/14         DB        USD        2,342,333  EUR      1,717,000        2,342,333        2,168,901         173,432
 10/16/14        RBC        USD        7,527,992  EUR      5,823,000        7,527,992        7,355,567         172,425
 10/16/14         DB        USD       10,206,015  NZD     11,676,000       10,206,015        9,099,465       1,106,550
 10/16/14         GS        USD       10,204,651  NZD     11,675,000       10,204,651        9,098,686       1,105,965
 10/16/14       HSBC        USD       19,826,339  NZD     24,250,000       19,826,339       18,898,769         927,570
 10/16/14        JPM        USD        5,388,289  TRY     11,690,000        5,388,289        5,111,946         276,343
 10/16/14        CIT        USD        2,338,460  ZAR     25,809,000        2,338,460        2,281,091          57,369
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)............................................................  $    5,298,065
                                                                                                        ==============

(a)   See Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
          BAR   Barclays Bank
          CIT   Citibank, NA
           DB   Deutsche Bank
           GS   Goldman Sachs
         HSBC   HSBC Holdings PLC
          JPM   JPMorgan Chase
          RBC   Royal Bank of Canada


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                         SEPTEMBER 30, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 2, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by First Trust Advisors L.P.'s (the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

        1)  benchmark yields;

        2)  reported trades;

        3)  broker/dealer quotes;

        4)  issuer spreads;

        5)  benchmark securities;

        6)  bids and offers; and

        7)  reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                         SEPTEMBER 30, 2014 (UNAUDITED)

they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of the security;

      4) the financial statements of the issuer, or the financial condition of the country of issue;

      5) the credit quality and cash flow of the issuer, or country of issue, based on the sub-advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

      11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

      12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

      13)   other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2014, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

           FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                         SEPTEMBER 30, 2014 (UNAUDITED)

the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

For the fiscal year to date period (January 1, 2014 through September 30, 2014), the amount of notional values of forward foreign currency contracts opened and closed were $622,628,822 and $666,740,667, respectively.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust/Aberdeen Global Opportunity Income Fund
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2014
     --------------------

* Print the name and title of each signing officer under his or her signature.